Crypto assets (Details) - Exascale Labs Inc. [Member]	9 Months Ended
	Mar. 31, 2026 USD ($)
Digital Assets [Member]
Crypto Asset, Holding [Line Items]
Beginning balance, January 1
Additions	939,397	[1]
Disposals - sold for US dollars	(596,852)
Disposals	(342,545)	[2]
Ending balance
USDC [Member]
Crypto Asset, Holding [Line Items]
Beginning balance, January 1
Additions	4,711,169	[1]
Disposals - sold for US dollars	(9,900)
Disposals	(626,854)	[2]
Ending balance	$ 4,074,415

[1]	The Company acquired a total of 939,397 USDT at a cost of $939,397, funded by revenues and collections of other receivables. The Company acquired a total of 4,711,169 USDC at a cost of $4,711,169, funded by revenues, interest income, collections of other receivables and investment proceeds from SAFEs.
[2]	The Company used digital assets and USDC to settle professional service fees and other expenditures.